Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	2 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Operating activities
Net income (loss)	$ (16,693)	$ (52,927)	$ (19,582)	$ 33,167	$ 14,003
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	29,094	91,782	128,761	124,721	105,321
Equity compensation expense			54,932	17,721	25,415
Deferred income tax expense (benefit)	(6,397)	(28,066)	(15,045)	12,236	(1,248)
Accretion expense	2,459	12,346
Amortization of debt discount and issuance costs	1,642	5,073	11,673	12,911	11,947
Amortization of discontinued cash flow hedge from other comprehensive loss			3,167	5,800	7,970
Change in fair value of interest rate swap (not subject to hedge accounting)	(2,755)		(7,983)	(3,908)
Change in contingent consideration	(5,843)		(8,036)	(9,284)
Loss on extinguishment of debt		18,293
Other	489	227	1,119	419	1,173
Changes in operating assets and liabilities:
Accounts receivable	(13,447)	1,062	660	(2,429)	(2,571)
Prepaid expenses and other	3,126	(3,666)	6,638	(12,552)	4,945
Accounts payable	(2,912)	3,231	8,505	(7,499)	4,731
Accrued expenses, deferred revenue and other liabilities	(17,544)	7,138	47,613	451	(9,234)
Tax receivable agreement obligations to related parties		(114)	(3,519)	95	299
Net cash provided by (used in) operating activities	(28,781)	54,379	208,903	171,849	162,751
Investing activities
Purchases of property and equipment	(8,279)	(27,430)	(51,902)	(79,988)	(48,292)
Payments for acquisitions, net of cash acquired		(59,013)	(39,422)	(251,464)	(76,250)
Purchase of Emdeon Inc.	(1,943,218)
Other				(3,000)	1,300
Net cash provided by (used in) investing activities	(1,951,497)	(86,443)	(91,324)	(334,452)	(123,242)
Financing activities
Proceeds from issuance of stock	863,245			306	147,964
Proceeds from Term Loan Facility	1,185,114	70,351
Proceeds from Revolving Facility	25,000
Proceeds from Senior Notes	729,375
Payments on Revolving Facility	(10,000)				(10,000)
Payment of debt issue costs	(35,901)
Proceeds from incremental term loan				97,982
Debt principal payments	(942,138)	(6,312)	(10,128)	(11,423)	(29,203)
Repayment of assumed debt obligations				(35,254)	(200)
Payments on revolver		(15,000)
Payment of loan costs		(2,060)
Repurchase of Parent common stock		(317)
Other	(2,868)	(135)	(263)	(1,819)	(7,549)
Net cash provided by (used in) financing activities	1,811,827	46,527	(10,391)	49,792	101,012
Net increase (decrease) in cash and cash equivalents	(168,451)	14,463	107,188	(112,811)	140,521
Cash and cash equivalents at beginning of period	206,376	37,925	99,188	211,999	71,478
Cash and cash equivalents at end of period	37,925	52,388	206,376	99,188	211,999
Supplemental disclosures of cash flow information
Cash paid for interest	16,959		35,119	42,955	49,649
Cash paid during the period for income taxes	4,392		5,554	26,126	21,087
Execution of tax receivable agreements:
Additional paid in capital					141,745
Tax receivable agreement obligations to related parties					141,745
Acquisition of certain data rights:
Intangible assets				6,341	37,606
Current portion of long-term debt				608	3,078
Long-term debt				$ 5,733	$ 34,528